Equity - Summary of Hybrid Securities Classified as Owners Equity (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2023 USD ($)
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Hybrid securities	₩ 3,611,129	₩ 3,112,449	$ 2,797,156
Description of nature of bond type hybrid securities of other equity interest classified as owners equity	The hybrid securities mentioned above do not have maturity date but are redeemable after 5 years from date of issuance.	The hybrid securities mentioned above do not have maturity date but are redeemable after 5 years from date of issuance.
Hybrid securities of other equity interest in local currency issued in 201901
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Jul. 18, 2019	Jul. 18, 2019
Maturity	0	0
Interest rate (%)	3.49%	3.49%
Hybrid securities	₩ 500,000	₩ 500,000
Hybrid securities of other equity interest in local currency issued in 201902
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Oct. 11, 2019	Oct. 11, 2019
Maturity	0	0
Interest rate (%)	3.32%	3.32%
Hybrid securities	₩ 500,000	₩ 500,000
Hybrid securities of other equity interest in local currency issued in 202001
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Feb. 06, 2020	Feb. 06, 2020
Maturity	0	0
Interest rate (%)	3.34%	3.34%
Hybrid securities	₩ 400,000	₩ 400,000
Hybrid securities of other equity interest in local currency issued in 202002
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Jun. 12, 2020	Jun. 12, 2020
Maturity	0	0
Interest rate (%)	3.23%	3.23%
Hybrid securities	₩ 300,000	₩ 300,000
Hybrid securities of other equity interest in local currency issued in 202003
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Oct. 23, 2020	Oct. 23, 2020
Maturity	0	0
Interest rate (%)	3.00%	3.00%
Hybrid securities	₩ 200,000	₩ 200,000
Hybrid securities of other equity interest in local currency issued in 202101
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Apr. 08, 2021	Apr. 08, 2021
Maturity	0	0
Interest rate (%)	3.15%	3.15%
Hybrid securities	₩ 200,000	₩ 200,000
Hybrid securities of other equity interest in local currency issued in 202102
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Oct. 14, 2021	Oct. 14, 2021
Maturity	0	0
Interest rate (%)	3.60%	3.60%
Hybrid securities	₩ 200,000	₩ 200,000
Hybrid securities of other equity interest in local currency issued in 202201
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Feb. 17, 2022	Feb. 17, 2022
Maturity	0	0
Interest rate (%)	4.10%	4.10%
Hybrid securities	₩ 300,000	₩ 300,000
Hybrid securities of other equity interest in local currency issued in 202202
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Jul. 28, 2022	Jul. 28, 2022
Maturity	0	0
Interest rate (%)	4.99%	4.99%
Hybrid securities	₩ 300,000	₩ 300,000
Hybrid securities of other equity interest in local currency issued in 202203
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Oct. 25, 2022	Oct. 25, 2022
Maturity	0	0
Interest rate (%)	5.97%	5.97%
Hybrid securities	₩ 220,000	₩ 220,000
Hybrid securities of other equity interest in local currency issued in 202301
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Feb. 10, 2023	Feb. 10, 2023
Maturity	0	0
Interest rate (%)	4.65%	4.65%
Hybrid securities	₩ 300,000	₩ 0
Hybrid securities of other equity interest in local currency issued in 202302
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Sep. 07, 2023	Sep. 07, 2023
Maturity	0	0
Interest rate (%)	5.04%	5.04%
Hybrid securities	₩ 200,000	₩ 0
Issuance cost
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Hybrid securities	₩ (8,871)	₩ (7,551)